PGIM Rock ETF Trust
PGIM S&P 500 Quarterly Buffer 5 ETF
PGIM S&P 500 Quarterly Buffer 10 ETF
PGIM S&P 500 Quarterly Buffer 15 ETF
PGIM S&P 500 Quarterly Buffer 20 ETF
(each a “Fund” and collectively the “Funds”)
Supplement dated June 30, 2026
to the Funds’ Currently Effective Prospectus
As described in detail in the Funds’ prospectus, an investment in shares of a Fund is subject to a pre-determined upside return cap (the “cap”) that represents the maximum percentage return an investor can achieve from an investment in such Fund for the entire Target Outcome Period (generally, an approximate three-month period over which each Fund seeks to produce the target outcome). The Target Outcome Period for each Fund will commence on July 1, 2026 and end on September 30, 2026.
An investment in a Fund over the course of the Target Outcome Period will be subject to such Fund’s cap as set forth in the table below.
Fund Name	Ticker	Cap	Investment Objective
PGIM S&P 500 Quarterly Buffer 5 ETF	PQV	Gross: 5.44% Net: 5.314%*
The Fund seeks to provide investors with returns
that match the price return of the State Street®
SPDR® S&P 500® ETF Trust up to a
predetermined upside cap while providing a
downside buffer against the first 5% (before fees
and expenses) of the State Street® SPDR® S&P
500® ETF Trust’s losses over an approximate
three-month Target Outcome Period. In seeking
to achieve this investment objective, the Fund’s
upside cap over the period July 1, 2026 through
September 30, 2026 is 5.44% (before fees and
expenses).

PGIM S&P 500 Quarterly Buffer 10 ETF	PQX	Gross: 3.68% Net: 3.554%*
The Fund seeks to provide investors with returns
that match the price return of the State Street®
SPDR® S&P 500® ETF Trust up to a
predetermined upside cap while providing a
downside buffer against the first 10% (before fees
and expenses) of the State Street® SPDR® S&P
500® ETF Trust’s losses over an approximate
three-month Target Outcome Period. In seeking
to achieve this investment objective, the Fund’s
upside cap over the period July 1, 2026 through
September 30, 2026 is 3.68% (before fees and
expenses).

PGIM S&P 500 Quarterly Buffer 15 ETF	PQXV	Gross: 2.94% Net: 2.814%*
The Fund seeks to provide investors with returns
that match the price return of the State Street®
SPDR® S&P 500® ETF Trust up to a
predetermined upside cap while providing a
downside buffer against the first 15% (before fees
and expenses) of the State Street® SPDR® S&P
500® ETF Trust’s losses over an approximate
three-month Target Outcome Period. In seeking
to achieve this investment objective, the Fund’s
upside cap over the period July 1, 2026 through
September 30, 2026 is 2.94% (before fees and
expenses).

Fund Name	Ticker	Cap	Investment Objective
PGIM S&P 500 Quarterly Buffer 20 ETF	PQXX	Gross: 2.56% Net: 2.434%*
The Fund seeks to provide investors with returns
that match the price return of the State Street®
SPDR® S&P 500® ETF Trust up to a
predetermined upside cap while providing a
downside buffer against the first 20% (before fees
and expenses) of the State Street® SPDR® S&P
500® ETF Trust’s losses over an approximate
three-month Target Outcome Period. In seeking
to achieve this investment objective, the Fund’s
upside cap over the period July 1, 2026 through
September 30, 2026 is 2.56% (before fees and
expenses).

* Takes into account the Fund’s unitary management fee. Fees and expenses are applied on a prorated basis and, as such, may vary based on the actual number of days in the Target Outcome Period.
In connection with the onset of the new Target Outcome Period, each Fund’s prospectus is amended as set forth below:
■
The sections in the Funds’ Prospectus entitled “Investment Objective” are deleted in their entirety and replaced with the corresponding disclosure set forth under “Investment Objective” in the table above.
■
All references to the upside cap are deleted in their entirety and replaced with the corresponding cap set forth in the table above.
LR5029JUL